REPORTABLE SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting Information [Line Items]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$8,442,765	$1,414,863	$1,665,088	$11,522,716
Total liabilities	$7,176,351	$660,573	$513,473	$8,350,397
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$28,397,744	$2,662	$1,465	$28,401,871
Gains / (losses) from operations	408,121	—	408,861	816,982
Revenues and gains / (losses) from operations	28,805,865	2,662	410,326	29,218,853

Transaction expenses	28,290,508	—	2,269	28,292,777
Impairment of digital assets	197,702	—	—	197,702
Compensation and benefits	57,945	218	26,885	85,048
Notes interest expense	—	—	14,415	14,415
Depreciation and amortization	3,812	—	3,585	7,397
Other expenses	21,778	430	55,061	77,269
Operating expenses	28,571,745	648	102,215	28,674,608

Unrealized gain / (loss) on notes payable – derivative	—	—	—	—
Other income / (expense), net	272	90	595	957
Total other income / (expense)	272	90	595	957

Net income / (loss) for the period, before taxes	$234,392	$2,104	$308,706	$545,202
Income tax benefit	—	—	40,145	40,145
Net income / (loss) for the period	$234,392	$2,104	$268,561	$505,057
Income and expenses by each of the reportable segments for the three months ended September 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,555,809	$—	$14,848	$8,570,657
Gains / (losses) from operations	71,158	—	70,475	141,633
Revenues and gains / (losses) from operations	8,626,967	—	85,323	8,712,290

Transaction expenses	8,509,752	—	26,383	8,536,135
Impairment of digital assets	47,931	—	60,535	108,466
Compensation and benefits	41,026	—	16,264	57,290
Notes interest expense	—	—	7,105	7,105
Depreciation and amortization	3,568	1,875	7,565	13,008
Other expenses	15,835	—	13,591	29,426
Operating expenses	8,618,112	1,875	131,443	8,751,430

Unrealized loss on notes payable - derivative	—	—	(2,858)	(2,858)
Other income / (expense), net	—	—	783	783
Total other income / (expense)	—	—	(2,075)	(2,075)

Net income / (loss) for the year, before taxes	$8,855	$(1,875)	$(48,195)	$(41,215)
Income tax expense / (benefit)	—	—	(7,885)	(7,885)
Net income / (loss) for the period	$8,855	$(1,875)	$(40,310)	$(33,330)
Income and expenses by each of the reportable segments for the nine months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$50,025,018	$2,662	$11,952	$50,039,632
Gains / (losses) from operations	555,961	—	535,784	1,091,745
Revenues and gains / (losses) from operations	50,580,979	2,662	547,736	51,131,377

Transaction expenses	49,807,846	—	61,881	49,869,727
Impairment of digital assets	319,317	—	118,291	437,608
Compensation and benefits	142,118	1,481	63,371	206,970
Notes interest expense	—	—	42,726	42,726
Depreciation and amortization	10,927	1,251	15,290	27,468
Other expenses	65,657	815	161,590	228,062
Operating expenses	50,345,865	3,547	463,149	50,812,561

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	272	90	2,185	2,547
Total other income / (expense)	272	90	(33,359)	(32,997)

Net income / (loss) for the period, before taxes	$235,386	$(795)	$51,228	$285,819
Income tax expense / (benefit)	—	—	45,503	45,503
Net income / (loss) for the period	$235,386	$(795)	$5,725	$240,316
Income and expenses by each of the reportable segments for the nine months ended September 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$26,717,351	$—	$71,569	$26,788,920
Gains / (losses) from operations	135,043	—	481,461	616,504
Revenues and gains / (losses) from operations	26,852,394	—	553,030	27,405,424

Transaction expenses	26,583,046	—	76,015	26,659,061
Impairment of digital assets	67,198	—	123,741	190,939
Compensation and benefits	128,675	—	50,939	179,614
Notes interest expense	—	—	21,121	21,121
Depreciation and amortization	8,057	5,349	20,058	33,464
Other expenses	47,817	—	44,273	92,090
Operating expenses	26,834,793	5,349	336,147	27,176,289

Unrealized loss on notes payable - derivative	—	—	(15,144)	(15,144)
Other income / (expense), net	—	—	2,608	2,608
Total other income / (expense)	—	—	(12,536)	(12,536)

Net income / (loss) for the year, before taxes	$17,601	$(5,349)	$204,347	$216,599
Income tax expense / (benefit)	—	—	(12,602)	(12,602)
Net income / (loss) for the period	$17,601	$(5,349)	$216,949	$229,201

Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of December 31, 2024 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Assets and liabilities by each of the reportable segments as of December 31, 2023 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$1,978,031	$114,529	$1,501,720	$3,594,280
Total liabilities	$1,679,765	$—	$203,344	$1,883,109
Income and expenses by each of the reportable segments for the year ended December 31, 2024 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$42,497,063	$—	$99,610	$42,596,673
Net gain / (loss) on digital assets	57,560	—	576,997	634,557
Net gain / (loss) on investments	17,425	—	241,366	258,791
Net gain / (loss) on derivatives trading	168,355	—	99,414	267,769
Revenues and gains / (losses) from operations	42,740,403	—	1,017,387	43,757,790

Transaction expenses	42,437,298	—	304,478	42,741,776
Compensation and benefits	175,925	—	89,666	265,591
Notes interest expense	—	—	30,804	30,804
Depreciation and amortization	11,446	7,497	27,949	46,892
Other expenses	68,725	—	245,266	313,991
Operating expenses	42,693,394	7,497	698,163	43,399,054

Operating income	47,009	(7,497)	319,224	358,736

Unrealized gain / (loss) on notes payable – derivative	—	—	(31,727)	(31,727)
Other income / (expense), net	—	—	2,774	2,774
Total other income / (expense)	—	—	(28,953)	(28,953)

Net income / (loss) for the period, before taxes	$47,009	$(7,497)	$290,271	$329,783
Income tax benefit	—	—	(16,939)	(16,939)
Net income / (loss) for the period	$47,009	$(7,497)	$307,210	$346,722
Income and expenses by each of the reportable segments for the year ended December 31, 2023 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$51,565,491	$—	$61,288	$51,626,779
Net gain / (loss) on digital assets	22,527	—	310,923	333,450
Net gain / (loss) on investments	—	—	97,827	97,827
Net gain / (loss) on derivatives trading	65,380	—	86,203	151,583
Revenues and gains / (losses) from operations	51,653,398	—	556,241	52,209,639

Transaction expenses	51,509,381	—	83,042	51,592,423
Compensation and benefits	148,909	—	70,347	219,256
Notes interest expense	—	—	27,285	27,285
Depreciation and amortization	4,344	5,548	13,053	22,945
Other expenses	44,854	—	48,710	93,564
Operating expenses	51,707,488	5,548	242,437	51,955,473

Operating income	(54,090)	(5,548)	313,804	254,166

Unrealized gain / (loss) on notes payable – derivative	—	—	(9,603)	(9,603)
Other income / (expense), net	—	—	(135)	(135)
Total other income / (expense)	—	—	(9,738)	(9,738)

Net income / (loss) for the period, before taxes	$(54,090)	$(5,548)	$304,066	$244,428
Income tax expense	—	—	15,914	15,914
Net income / (loss) for the period	$(54,090)	$(5,548)	$288,152	$228,514
Income and expenses by each of the reportable segments for the year ended December 31, 2022 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$119,785,259	$—	$40,588	$119,825,847
Net gain / (loss) on digital assets	(289,497)	—	1,227,862	938,365
Net gain / (loss) on investments	—	—	(464,918)	(464,918)
Net gain / (loss) on derivatives trading	100,341	—	92,217	192,558
Revenues and gains / (losses) from operations	119,596,103	—	895,749	120,491,852

Transaction expenses	119,437,498	—	1,558,433	120,995,931
Compensation and benefits	134,550	—	81,651	216,201
Notes interest expense	—	—	37,029	37,029
Depreciation and amortization	—	—	12,852	12,852
Other expenses	95,578	—	83,481	179,059
Operating expenses	119,667,626	—	1,773,446	121,441,072

Operating income	(71,523)	—	(877,697)	(949,220)

Change in fair value of warrant liability	—	—	20,322	20,322
Unrealized gain / (loss) on notes payable – derivative	—	—	57,998	57,998
Other income / (expense), net	—	—	26,480	26,480
Total other income / (expense)	—	—	104,800	104,800

Net income / (loss) for the period, before taxes	$(71,523)	$—	$(772,897)	$(844,420)
Income tax benefit	—	—	(28,291)	(28,291)
Net income / (loss) for the period	$(71,523)	$—	$(744,606)	$(816,129)
Net income / (loss) attributed to:
Redeemable noncontrolling interests	—	—	(97,219)	(97,219)
Unit holders of the Company	$(71,523)	$—	$(647,387)	$(718,910)